Cover Document	Jun. 10, 2022
Cover Page [Abstract]
Entity Central Index Key	0000028412
Title of 12(b) Security	Common Stock, $5 par value
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Jun. 10, 2022
Entity Registrant Name	COMERICA INCORPORATED
Entity Address, Address Line One	1717 Main Street, MC 6404
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	462-6831
Entity File Number	1-10706
Entity Tax Identification Number	38-1998421
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CMA
Security Exchange Name	NYSE
Amendment Flag	false
Entity Emerging Growth Company	false